Related-party Information (Schedule of Balances with Related Parties) (Details) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Trade receivables		$ 35,548	$ 44,137
Loans and Other Liabilities
Weighted-average interest rates (%)		4.94%
Other related parties [Member]
Disclosure of transactions between related parties [line items]
Trade receivables	[1]	$ 7,041	12,778
Loans and Other Liabilities
In US dollar or linked thereto		$ (1,481)	$ 242,598
Weighted-average interest rates (%)	[1]	0.00%	7.69%
Repayment years
Current maturities	[1]	$ 1,170	$ 242,598
Second year	[1]
Third year	[1]
Fourth year	[1]
Fifth year	[1]	311
Sixth year and thereafter	[1]
Total Repayment	[1]	1,481	242,598
Total Related Parties [Member]
Disclosure of transactions between related parties [line items]
Trade receivables		7,041	12,778
Loans and Other Liabilities
In US dollar or linked thereto		$ (1,481)	$ 317,679
Weighted-average interest rates (%)		0.00%	7.29%
Ansonia Holdings Singapore B.V. [Member]
Disclosure of transactions between related parties [line items]
Trade receivables
Loans and Other Liabilities
In US dollar or linked thereto			$ 75,081
Weighted-average interest rates (%)			6.00%
Repayment years
Current maturities			$ 75,081
Second year
Third year
Fourth year
Fifth year
Sixth year and thereafter
Total Repayment			$ 75,081

[1]	IC, Israel Chemicals Ltd ("ICL"), Oil Refineries Ltd ("ORL").